Issued Capital - Changes (Details) € / shares in Units, € in Millions	Jul. 20, 2017 item	Dec. 31, 2019 EUR (€) € / shares shares	Oct. 23, 2019	Sep. 10, 2019 EUR (€) shares	May 09, 2019	Apr. 17, 2019	Feb. 06, 2019	Dec. 31, 2018 EUR (€) shares		Nov. 07, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Nov. 07, 2017 EUR (€) shares	Jul. 03, 2017 EUR (€) € / shares shares	Dec. 31, 2016 EUR (€) shares
Disclosure of classes of share capital [line items]
Share capital (in shares)								16,236,573,942			16,136,153,582			14,582,340,701
Share capital | €		€ 8,309						€ 8,118	[1]		€ 8,068	€ 48	€ 729	€ 7,291
New shares issued (in shares)				381,540,640						100,420,360		95,580,136	1,458,232,745
Nominal value per share | € / shares		€ 0.50											€ 0.50
Premium per share | € / shares													4.35
Total price per share | € / shares													€ 4.85
Capital increase | €				€ 191						€ 50			€ 7,072
Number of subscription rights required for each new share | item	10
Shares issued as a percentage of shared capital				2.35%						0.62%		0.66%
Share premium | €		€ 52,446						€ 50,993	[1]		€ 51,053		€ 6,343
Takeover bid threshold percentage				16.69%
Number of shares equivalent to a Crest Depositary Interest (CDI)		1
Number of shares equivalent to an American Depositary Receipt (BDR)		1
State Street Bank and Trust Company
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital		14.06%
Bank of New York Mellon Corporation
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital		8.12%
Chase Nominees Ltd.
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital		6.38%
EC Nominees Limited
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital		3.97%
BNP Paribas
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital		3.40%
Blackrock, Inc.
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital		5.426%
Minimum | Blackrock, Inc.
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital					5.00%		5.00%
Maximum | Blackrock, Inc.
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital			5.00%			5.00%

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).